Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth the pay versus performance including relationship between executive compensation actually paid, as calculated by SEC rules and Company performance.
Pay versus Performance Table
Year (a)	Summary Compensation table total for first PEO (b)	Summary Compensation table total for second PEO (b)	Summary Compensation table total for third PEO (b)	Compensation actually paid to first PEO (c)(1)(2)	Compensation actually paid to second PEO (c)(1)(2)	Compensation actually paid to third PEO (c)(1)(2)	Average Summary compensation table total for non-PEO NEOs (d)	Average compensation actually paid to non-PEO NEOs (e) (1)(2)	Value of initial fixed $100 investment based on shareholder return (f) (3)	Net income (h)(4)
2022	$5,527,664	$310,422	$639,740	$5,561,608	$304,032	$604,528	$585,681	$553,692	$122.99	$9,202,000
2021	$3,209,748	N/A	N/A	$3,319,458	N/A	N/A	$513,274	$524,993	$104.94	$11,157,000

(1)
Edward K. Christian served as our principal executive officer (“PEO”) for the full year 2021 and from January 1, 2022 until his passing on August 19, 2022. Warren S. Lada served as our PEO on an interim basis from August 21, 2022 until Christopher S. Forgy was appointed to President and CEO and became our PEO on December 7, 2022. Our non-PEO named executive officers (“NEOs”) included (a) for 2021, Samuel D. Bush and Christopher S. Forgy and (b) for 2022, Samuel D. Bush and Catherine A. Bobinski.

(2)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	First PEO		Second PEO	Third PEO
	2022	2021	2022	2022
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$5,527,664	$3,209,748	$310,422	$639,740
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)		(919,448)	(34,497)	(187,698)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end		966,620	28,367	154,344
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end		2,364	(285)	(2,017)
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	33,944	60,174	26	159
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modifications
Compensation Actually Paid to PEO (column (c))	$5,561,608	$3,319,458	$304,032	$604,528
Average for Non-PEO NEOs	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	$585,681	$513,274
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(170,004)	(132,998)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	139,795	139,821
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(1,950)	193
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	171	4,703
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modifications
Average Compensation Actually Paid to Non-PEO NEOs (column (e ))	$553,692	$524,993

(3)
For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.

(4)
Net income is rounded to the nearest thousand.

Named Executive Officers, Footnote [Text Block]
(1)
Edward K. Christian served as our principal executive officer (“PEO”) for the full year 2021 and from January 1, 2022 until his passing on August 19, 2022. Warren S. Lada served as our PEO on an interim basis from August 21, 2022 until Christopher S. Forgy was appointed to President and CEO and became our PEO on December 7, 2022. Our non-PEO named executive officers (“NEOs”) included (a) for 2021, Samuel D. Bush and Christopher S. Forgy and (b) for 2022, Samuel D. Bush and Catherine A. Bobinski.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	First PEO		Second PEO	Third PEO
	2022	2021	2022	2022
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$5,527,664	$3,209,748	$310,422	$639,740
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)		(919,448)	(34,497)	(187,698)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end		966,620	28,367	154,344
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end		2,364	(285)	(2,017)
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	33,944	60,174	26	159
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modifications
Compensation Actually Paid to PEO (column (c))	$5,561,608	$3,319,458	$304,032	$604,528

Non-PEO NEO Average Total Compensation Amount		$ 585,681	$ 513,274
Non-PEO NEO Average Compensation Actually Paid Amount		$ 553,692	524,993
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:
Average for Non-PEO NEOs	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	$585,681	$513,274
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(170,004)	(132,998)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	139,795	139,821
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(1,950)	193
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	171	4,703
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modifications
Average Compensation Actually Paid to Non-PEO NEOs (column (e ))	$553,692	$524,993

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount		$ 122.99	104.94
Net Income (Loss)		9,202,000	11,157,000
PEO Name	Christopher S. Forgy
First PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		5,527,664	3,209,748
PEO Actually Paid Compensation Amount		5,561,608	3,319,458
First PEO [Member] | Equity Awards Adjustments Of Stock Awards Grant Date Fair Value Of Equity Awards To SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(919,448)
First PEO [Member] | Equity Awards Adjustments Of Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			966,620
First PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,364
First PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		33,944	60,174
Second PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		310,422
PEO Actually Paid Compensation Amount		304,032
Second PEO [Member] | Equity Awards Adjustments Of Stock Awards Grant Date Fair Value Of Equity Awards To SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(34,497)
Second PEO [Member] | Equity Awards Adjustments Of Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		28,367
Second PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(285)
Second PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26
Third PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		639,740
PEO Actually Paid Compensation Amount		604,528
Third PEO [Member] | Equity Awards Adjustments Of Stock Awards Grant Date Fair Value Of Equity Awards To SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(187,698)
Third PEO [Member] | Equity Awards Adjustments Of Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		154,344
Third PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,017)
Third PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		159
Non-PEO NEO [Member] | Equity Awards Adjustments Of Stock Awards Grant Date Fair Value Of Equity Awards To SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(170,004)	(132,998)
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		139,795	139,821
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,950)	193
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 171	$ 4,703